Common Shares	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Common shares
14. Common shares
The Company’s Memorandum and Articles of Association authorizes the Company to issue up to 4,549,953,780 common shares with a par value of US$0.00001 per shares. As of December 31, 2018 and 2019, the Company has 445,272,000 shares, 445,272,000 shares and 483,310,373 shares issued and outstanding. Each common share is entitles to one vote. The holders of common shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.